Financial instruments - Fair value - Level 2 instruments, carrying values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Carrying value	$ 3,727,171	$ 3,805,825
Long-term debt excluding deferred financing fees | Level 2
Disclosure of fair value measurement of liabilities [line items]
Carrying value	2,437,286	2,156,534
Fair value	$ 2,348,705	$ 2,063,661